SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 1,010,180	$ 1,010,180
Less Accumulated Amortization	(188,339)	(136,974)
Intangible asset, net	821,841	873,206
Research and Development Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	1,377,200	1,377,200
Less Accumulated Amortization	(275,440)	(275,440)
Intangible asset, net	1,101,760	1,101,760
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 819,191	$ 819,191
Remaining estimated useful life (years)	17 years	18 years
Intellectual Property [Member] | Research and Development Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 1,377,200	$ 1,377,200
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 190,989	$ 190,989
Remaining estimated useful life (years)	17 years	18 years